Ally Master Owner Trust
Monthly Servicing Report
March 16, 2020

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of February 29, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$7,577,462,349.19	183,218	$41,357.63	83.51%
Used Auto	$426,786,293.30	23,222	$18,378.53	4.70%
Medium Duty Trucks	$15,396,591.16	327	$47,084.38	0.17%
Less Dealer Reserve	$1,149,593,325.10
Total	$6,870,051,908.55	206,767		88.39%

Ally Bank Retained Receivables
New Auto	$59,158,008.83	1,356	$43,626.85	0.65%
Used Auto	$954,414,472.61	44,100	$21,642.05	10.52%
Medium Duty Trucks	$610,778.50	14	$43,627.04	0.01%
DPP	$22,258,782.09	637	$34,943.14	0.25%
Other	$17,339,745.00	143	$121,256.96	0.19%
Total	$1,053,781,787.03	46,250		11.61%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$7,923,833,695.58	253,017		100.00%
Dealer Reserve	$1,149,593,325.10
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$9,073,427,020.68	253,017		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$6,483,072,677.33	866	71.45%
Limited	Eligible	$1,523,348,988.01	226	16.79%
Programmed	Eligible	$13,170,724.37	8	0.15%
No-Credit	Eligible	$52,843.94	1	0.00%
Satisfactory	Ineligible	$688,232,408.49	N/A	7.59%
Limited	Ineligible	$353,930,877.66	N/A	3.90%
Programmed	Ineligible	$11,602,957.95	N/A	0.13%
No-Credit	Ineligible	$15,542.93	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,073,427,020.68	1,101	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$6,626,479,436.13	187,592	73.03%
121-180 Days		$1,214,473,548.77	32,885	13.38%
181-270 Days		$798,084,639.33	20,525	8.80%
Over 270 Days		$434,389,396.45	12,015	4.79%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,073,427,020.68	253,017	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,999	19,419,837	72.48%
L…………………………………....	1,077	7,265,178	27.12%
P……………………………………	72	91,985	0.34%
N …………………………………..	13	15,214	0.06%
Total ……………………………….	4,161	26,792,213	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,030	19,098,608	73.02%
L…………………………………....	1,069	6,945,798	26.56%
P……………………………………	73	93,064	0.36%
N …………………………………..	15	18,023	0.07%
Total ……………………………….	4,187	26,155,493	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,080	21,766,884	75.68%
L…………………………………....	1,034	6,877,583	23.91%
P……………………………………	68	92,224	0.32%
N …………………………………..	19	23,969	0.08%
Total ……………………………….	4,201	28,760,660	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.